Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (4,481)	$ (7,277)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	652	285
Financial expense related to loan from others	451	4,321
Revaluation of warrants	(93)	(3,333)
Share-based compensation	333	452
Decrease (increase) in receivables	(119)
Decrease (increase) in other receivables	110	8
Changes in operating lease right-of-use assets	189	(16)
Increase in trade payables	125	(31)
Changes in operating lease liabilities	(189)	3
Increase (decrease) in other payables	(199)	(347)
Net cash used in operating activities	(3,221)	(5,935)
Cash flows from investing activities:
Purchase of property, plant and equipment	(8)	(383)
Net cash used in investing activities	(8)	(383)
Cash flows from financing activities:
Proceed from exercise of warrants, net	1,433
Net cash provided by financing activities	1,433
Effect of exchange rate changes on cash, cash equivalents and restricted cash	121	(265)
Increase (decrease) in cash, cash equivalents and restricted cash	(1,917)	(6,583)
Cash, cash equivalents and restricted cash at beginning of year	5,010	14,215
Cash, cash equivalents and restricted cash at end of year	3,214	7,632
(1) Cash paid during the year for:
Interest	143	725
(2) Non-cash transactions:
Reclassification of warrants liability to equity		398
Exercise of warrants liability into shares		801
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	3,076	7,506
Restricted cash	138	126
Cash, cash equivalents and restricted cash	$ 3,214	$ 7,632